Share and Other Capital (Tables)	6 Months Ended
Jun. 30, 2020
Share And Other Capital
Disclosure of Change in Stock Options Issued

The following tables summarize the activity under the LTIP and the Stock Option Plan:

	Six months ended June 30, 2020

	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
June 30, 2020	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	741,116	3.61	212,000	441	912.00
Granted	—	—	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.14	—	—	—
Expired	(84,366)	15.51	—	(431)	912.00
Balance – End of period	326,400	2.03	173,000	10	912.00

	Year ended December 31, 2019

	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
December 31, 2019	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	727,816	4.07	161,000	869	743.56
Granted	185,000	1.07	150,000	—	—
Exercised	(64,850)	2.75	(99,000)	—	—
Canceled/Forfeited	(6,000)	13,39	—	—	—
Expired	(100,850)	2.24	—	(428)	570.00
Balance – End of period	741,116	3.61	212,000	441	912.00

Schedule of Warrants Activity Reclassified into Equity

The following table summarizes the activity regarding warrants that were reclassified into equity:

	Six months ended June 30, 2020			Year ended December 31, 2019
		Weighted average exercise price
	Number	(US$)	$	$
Balance – Beginning of the period	—	—	—	Nil
Warrant liability reclassified to equity (note 11(b))	6,177,174	1.46	4,237	Nil
Balance – End of the period	6,177,174	1.46	4,237	Nil